Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 13,879	$ 42,305
Minimum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.80%	3.40%
Loss severity	1.30%	1.30%
Default rate	0.60%	0.60%
Prepayment rate	2.00%	1.00%
Maximum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.90%	7.50%
Loss severity	32.50%	35.30%
Default rate	12.40%	14.80%
Prepayment rate	9.90%	11.00%
Weighted Average [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.50%	5.40%
Loss severity	21.50%	26.40%
Default rate	2.80%	5.50%
Prepayment rate	5.40%	6.20%
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	2,019	2,554
Nonrecurring [Member] | Minimum [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	4.60%
Nonrecurring [Member] | Minimum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.30%	4.10%
Loss severity	1.60%	2.00%
Default rate	1.20%	2.90%
Prepayment rate	2.00%	1.00%
Nonrecurring [Member] | Maximum [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	4.60%
Nonrecurring [Member] | Maximum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	12.00%	11.90%
Loss severity	48.20%	45.00%
Default rate	4.40%	21.20%
Prepayment rate	100.00%	100.00%
Nonrecurring [Member] | Weighted Average [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	4.60%
Nonrecurring [Member] | Weighted Average [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	10.90%	10.90%
Loss severity	5.20%	6.00%
Default rate	2.70%	7.90%
Prepayment rate	67.20%	66.70%
Fair Value, Level 3 [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	893	1,045
Other assets: private equity fund investments	505
Total insignificant level 3 assets	242	148
Total	1,640	1,193
Fair Value, Level 3 [Member] | Nonrecurring [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 893